UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 12.3%
Auto Components 0.2%
TRW Automotive Holdings Corp.*	291,100	10,721,213
Hotels Restaurants & Leisure 2.3%
Brinker International, Inc.	346,900	10,153,763
Darden Restaurants, Inc.	621,900	27,357,381
McDonald's Corp.	552,740	28,057,082
Yum! Brands, Inc.	1,091,700	35,720,424

		101,288,650
Household Durables 1.2%
Centex Corp.	361,500	14,496,150

NVR, Inc.*	53,700	36,502,575

		50,998,725
Media 2.8%
McGraw-Hill Companies, Inc.	851,420	57,964,674
Regal Entertainment Group "A" (a)	220,700	4,839,951
The DIRECTV Group, Inc.*	2,489,700	57,536,967

		120,341,592
Multiline Retail 2.5%
Big Lots, Inc.*	228,300	6,716,586
Dollar Tree Stores, Inc.*	385,800	16,801,590
Family Dollar Stores, Inc. (a)	966,600	33,173,712
Macy's, Inc.	1,094,200	43,527,276
Target Corp.	140,100	8,910,360

		109,129,524
Specialty Retail 2.4%
American Eagle Outfitters, Inc.	878,700	22,547,442
AutoZone, Inc.*	279,800	38,226,276
Dick's Sporting Goods, Inc.* (a)	633,400	36,844,878
GameStop Corp. "A"*	150,100	5,868,910

		103,487,506
Textiles, Apparel & Luxury Goods 0.9%
Polo Ralph Lauren Corp.	420,800	41,284,688
Consumer Staples 5.9%
Beverages 0.9%
Coca-Cola Enterprises, Inc.	915,400	21,969,600
PepsiCo, Inc.	239,760	15,548,436

		37,518,036
Food & Staples Retailing 0.8%
Kroger Co.	276,100	7,766,693
Safeway, Inc.	765,600	26,053,368

		33,820,061
Food Products 1.9%
Dean Foods Co.	448,900	14,306,443
General Mills, Inc.	816,400	47,694,088
Kellogg Co.	265,900	13,770,961
Smithfield Foods, Inc.*	72,800	2,241,512
The J.M. Smucker Co.	97,000	6,175,020

		84,188,024
Household Products 1.2%
Colgate-Palmolive Co.	807,900	52,392,315
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	109,600	4,987,896
Tobacco 1.0%
Altria Group, Inc.	543,440	38,116,881
Loews Corp. - Carolina Group	71,200	5,501,624

		43,618,505
Energy 12.1%
Energy Equipment & Services 2.4%
Global Industries Ltd.*	872,200	23,392,404
Patterson-UTI Energy, Inc.	177,100	4,641,791
Tidewater, Inc. (a)	580,900	41,174,192
Transocean, Inc.*	154,900	16,416,302

Unit Corp.*	327,200	20,584,152

		106,208,841
Oil, Gas & Consumable Fuels 9.7%
Chesapeake Energy Corp.	1,240,300	42,914,380
Chevron Corp.	1,249,700	105,274,728
ConocoPhillips	102,400	8,038,400
Devon Energy Corp.	730,800	57,214,332
ExxonMobil Corp.	2,178,378	182,722,347
Marathon Oil Corp.	462,200	27,713,512

		423,877,699
Financials 18.6%
Capital Markets 5.8%
Lehman Brothers Holdings, Inc.	170,200	12,683,304
Merrill Lynch & Co., Inc.	915,000	76,475,700
Morgan Stanley	974,080	81,705,830
The Goldman Sachs Group, Inc.	392,370	85,046,198

		255,911,032
Commercial Banks 2.1%
US Bancorp.	486,700	16,036,765
Wachovia Corp.	606,800	31,098,500
Wells Fargo & Co.	1,284,990	45,193,098

		92,328,363
Diversified Financial Services 5.5%
Bank of America Corp.	2,557,656	125,043,802
Citigroup, Inc.	129,300	6,631,797
JPMorgan Chase & Co.	2,277,100	110,325,495

		242,001,094
Insurance 3.6%
ACE Ltd.	76,400	4,776,528
Arch Capital Group Ltd.*	41,600	3,017,664
Genworth Financial, Inc. "A"	1,167,900	40,175,760
Hartford Financial Services Group, Inc.	87,600	8,629,476
MetLife, Inc.	898,560	57,939,149
PartnerRe Ltd.	29,100	2,255,250
RenaissanceRe Holdings Ltd.	62,400	3,868,176
The Travelers Companies, Inc.	231,700	12,395,950
W.R. Berkley Corp.	276,400	8,994,056
XL Capital Ltd. "A"	157,600	13,284,104

		155,336,113
Real Estate Investment Trusts 1.6%
AMB Property Corp. (REIT)	40,800	2,171,376
AvalonBay Communities, Inc. (REIT)	32,500	3,863,600
Equity Residential (REIT)	224,900	10,262,187
Essex Property Trust, Inc. (REIT)	7,400	860,620
Hospitality Properties Trust (REIT)	43,300	1,796,517
Host Hotels & Resorts, Inc. (REIT)	323,900	7,488,568
ProLogis (REIT)	188,900	10,748,410
Public Storage (REIT)	108,600	8,342,652
Simon Property Group, Inc. (REIT)	112,100	10,429,784
The Macerich Co. (REIT)	23,500	1,936,870
Vornado Realty Trust (REIT)	99,600	10,940,064

		68,840,648

Health Care 11.8%
Biotechnology 2.4%
Cephalon, Inc.*	40,400	3,247,756
Genzyme Corp.*	764,300	49,220,920
Gilead Sciences, Inc.*	1,357,100	52,614,767

		105,083,443
Health Care Equipment & Supplies 2.1%
Advanced Medical Optics, Inc.* (a)	691,400	24,116,032
Becton, Dickinson & Co.	571,900	42,606,550
Dade Behring Holdings, Inc.	245,800	13,056,896
Zimmer Holdings, Inc.*	115,700	9,821,773

		89,601,251
Health Care Providers & Services 2.6%
Aetna, Inc.	210,400	10,393,760
Coventry Health Care, Inc.*	581,300	33,511,945
Health Net, Inc.*	218,600	11,542,080
Humana, Inc.*	607,300	36,990,643
WellPoint, Inc.*	277,500	22,152,825

		114,591,253
Life Sciences Tools & Services 0.4%
Invitrogen Corp.*	264,800	19,529,000
Pharmaceuticals 4.3%
Abbott Laboratories	1,500,900	80,373,195
Eli Lilly & Co.	1,255,500	70,157,340
Merck & Co., Inc.	281,500	14,018,700
Pfizer, Inc.	30,300	774,771
Sepracor, Inc.* (a)	574,500	23,565,990

		188,889,996
Industrials 12.2%
Aerospace & Defense 6.5%
Boeing Co.	896,330	86,191,093
General Dynamics Corp.	188,300	14,728,826
Honeywell International, Inc.	1,185,620	66,726,693
Lockheed Martin Corp.	780,100	73,430,813
Precision Castparts Corp.	124,400	15,097,184
Raytheon Co.	485,500	26,163,595

		282,338,204
Airlines 1.3%
AMR Corp.*	1,111,700	29,293,295
Continental Airlines, Inc. "B"*	817,700	27,695,499

		56,988,794
Commercial Services & Supplies 0.6%
Dun & Bradstreet Corp.	95,600	9,844,888
Equifax, Inc.	205,600	9,132,752
The Brink's Co.	137,700	8,522,253

		27,499,893
Construction & Engineering 0.1%
Fluor Corp.	46,500	5,178,705
Industrial Conglomerates 1.1%
General Electric Co.	1,190,970	45,590,332
Machinery 1.8%
AGCO Corp.*	197,900	8,590,839
Caterpillar, Inc.	797,900	62,475,570

PACCAR, Inc.	101,800	8,860,672

		79,927,081
Road & Rail 0.8%
Hertz Global Holdings, Inc.*	196,440	5,219,411
Ryder System, Inc. (a)	530,400	28,535,520

		33,754,931
Information Technology 13.8%
Communications Equipment 0.1%
Cisco Systems, Inc.*	111,390	3,102,212
Computers & Peripherals 5.0%
Hewlett-Packard Co.	1,780,700	79,454,834
International Business Machines Corp.	908,430	95,612,257
Lexmark International, Inc. "A"*	435,900	21,494,229
NCR Corp.*	85,800	4,507,932
Western Digital Corp.*	903,600	17,484,660

		218,553,912
Electronic Equipment & Instruments 0.2%
Vishay Intertechnology, Inc.*	683,800	10,817,716
Internet Software & Services 1.3%
eBay, Inc.*	550,200	17,705,436
Google, Inc. "A"*	68,240	35,715,451
Yahoo!, Inc.*	98,300	2,666,879

		56,087,766
IT Services 0.9%
Accenture Ltd. "A"	170,300	7,304,167
Computer Sciences Corp.*	400,700	23,701,405
Convergys Corp.*	365,000	8,847,600

		39,853,172
Semiconductors & Semiconductor Equipment 3.1%
Atmel Corp.*	389,200	2,163,952
MEMC Electronic Materials, Inc.*	534,500	32,668,640
National Semiconductor Corp.	1,402,500	39,648,675
NVIDIA Corp.*	749,700	30,970,107
Teradyne, Inc.*	1,453,700	25,556,046
Xilinx, Inc.	131,500	3,520,255

		134,527,675
Software 3.2%
BMC Software, Inc.*	155,300	4,705,590
Microsoft Corp.	4,292,640	126,504,101
Symantec Corp.*	508,420	10,270,084

		141,479,775
Materials 4.4%
Chemicals 2.8%
Albemarle Corp.	419,600	16,167,188
Celanese Corp. "A"	909,100	35,254,898
Chemtura Corp.	824,600	9,161,306
Huntsman Corp.	609,500	14,816,945
Lyondell Chemical Co.	1,223,800	45,427,456

		120,827,793
Containers & Packaging 0.4%
Packaging Corp. of America	349,900	8,855,969

Sonoco Products Co.	187,000	8,005,470

		16,861,439
Metals & Mining 1.2%
Cleveland-Cliffs, Inc.	128,200	9,957,294
Nucor Corp.	674,900	39,582,885
United States Steel Corp.	37,100	4,034,625

		53,574,804
Telecommunication Services 4.3%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	416,180	17,271,470
CenturyTel, Inc.	299,600	14,695,380
Citizens Communications Co.	1,873,000	28,600,710
Embarq Corp.	522,800	33,129,836
Verizon Communications, Inc.	2,143,800	88,260,246
Windstream Corp.	293,400	4,330,584

		186,288,226
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	35,800	3,243,480
Utilities 3.1%
Electric Utilities 2.0%
Exelon Corp.	500,700	36,350,820
Southern Co.	1,487,700	51,013,233

		87,364,053
Multi-Utilities 1.1%
PG&E Corp.	81,000	3,669,300
Sempra Energy	757,500	44,866,725

		48,536,025

Total Common Stocks (Cost $4,089,970,237)		4,308,371,456
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Obligations
US Treasury Bills:
4.620% **, 7/19/2007 (b)	900,000	897,921
4.845% **, 7/19/2007 (b)	2,905,000	2,897,962

Total Government & Agency Obligations (Cost $3,795,883)		3,795,883
	Shares	Value ($)

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $111,346,740)	111,346,740	111,346,740
Cash Equivalents 1.5%
Cash Management QP Trust, 5.34% (c) (Cost $65,744,008)	65,744,008	65,744,008

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,270,856,868)				102.7	4,489,258,087
Other Assets and Liabilities, Net				(2.7)	(116,337,695)

Net Assets				100.0	4,372,920,392

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $108,672,855 which 2.5% of net assets.
(b)				At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At June 30, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	9/20/2007	174	65,414,520	65,919,900	505,380

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007